Taxes - Schedule of Deferred Tax Assets Valuation Allowance Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Deferred Tax Assets Valuation Allowance Movement [Abstract]
Beginning balance	$ 977,805	$ 775,966
Change to tax expense in current year	(704,433)	228,862
Foreign currency translation adjustments	20,050	(27,023)
Ending balance	$ 293,422	$ 977,805